Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

14. SHAREHOLDERS’ EQUITY

Ordinary shares

The Company’s authorized share capital is $50,000 divided into 500,000,000 ordinary shares (Ordinary Shares), consisting of 300,000,000 class A Ordinary Shares (Class A Ordinary Shares) of par value of $0.0001 each and 200,000,000 class B Ordinary Shares (Class B Ordinary Shares) of par value of $0.0001 each. All ordinary shares issued and outstanding were fully paid and non-assessable.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each Class A Ordinary Share shall entitle the holder thereof to one vote on all matters subject to vote at the general meetings, and each Class B Ordinary Share shall entitle the holder thereof to five (5) votes on all matters subject to vote at the general meetings.

Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class B Ordinary Shares by a holder to any person or entity which is not the founder of the Company or an affiliate of the founder, or upon a change of ultimate beneficial ownership of Class B Ordinary Shares to any person or entity which is not the founder or an affiliate of the founder, such Class B Ordinary Shares shall be automatically and immediately converted into the same number of Class A Ordinary Shares.

On February 29, 2024, the Company completed the business combination with Arisz Acquisition Corp. and upon consummation of the business combination, BitFuFu Inc. issued 150,000,000 ordinary shares to Finfront Holding Company’s shareholders.

At-the-market offering

On June 10, 2025, the Company entered into an At Market Issuance Sales Agreement to establish an at-the-market equity program, allowing the Company to offer and sell shares of its Class A Ordinary Shares, having an aggregate offering price of up to $150.0 million, from time to time. It is not possible to predict the actual number of Class A Ordinary Shares, if any, we will sell under such agreement, or the actual gross proceeds resulting from those sales.

During the year ended December 31, 2025, the Company issued and sold 1,609,742 ordinary shares under the 2025 ATM for gross proceeds of $6.16 million. Offering expenses incurred during the year were $0.43 million.

During the six months ended June 30, 2026, the Company issued and sold 82,686 ordinary shares under the 2025 ATM for gross proceeds of $0.2 million.

Business combination

In June 2025, as a part of the acquisition of Uni-Titan LLC, a total of 306,651 shares were delivered to the sellers (see Note 1).

Debt extinguishment

During the year ended December 31, 2025, the Company issued 1,590,940 ordinary shares to Bitmain, offsetting $5,140,800 payables due to Bitmain (see Note 17).

Return of capital

In June 2026, Uni-Titan LLC, a consolidated subsidiary of the Company, made a pro rata return of capital of $2.0 million to its members. Of this amount, $0.98 million was distributed to the non-controlling shareholder and recorded as a reduction of non-controlling interests; the remaining amount was distributed to Ethereal US, the Company’s wholly owned subsidiary, and was eliminated in consolidation as an intercompany transaction.